Shareholders' Equity (Schedule of Stock Option Summary) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, number of options	698,942	405,570	10,148	661,062
Options exercisable, number of options	10,148
33.27 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price US$	$ 33.27
Options outstanding, number of options	10,148
Options outstanding, weighted average remaining contractual life (in years)	3 months 18 days
Options exercisable, number of options	10,148
Options exercisable, weighted average remaining contractual life (in years)	3 months 18 days
16.42 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price US$	$ 16.42
Options outstanding, number of options	385,213
Options outstanding, weighted average remaining contractual life (in years)	6 years 6 months
Options exercisable, number of options	0
Options exercisable, weighted average remaining contractual life (in years)	6 years 6 months
15.01 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price US$	$ 15.01
Options outstanding, number of options	303,581
Options outstanding, weighted average remaining contractual life (in years)	7 years 6 months
Options exercisable, number of options	0
Options exercisable, weighted average remaining contractual life (in years)	7 years 6 months